Income Tax (Details) - Schedule of income tax (Parentheticals)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Income Tax Abstract
Prima facie tax on net loss before income tax	25.00%	26.00%	27.50%